ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Additional Information To Statements Of Comprehensive Income
Revenues from sale	$ 15,740	$ 8,342
Revenues from lease	5,868	9,096
Revenues from sale related service	2,042	1,409
Revenues from other service	518	253
Total revenue	$ 24,168	$ 19,100